SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2025
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA
NOTE 14:-	SELECTED CONSOLIDATED STATEMENTS OF INCOME DATA

a.	Other operating expenses (income), net are comprised of the following:
	Year ended December 31,
	2025	2024	2023

Capital gain from disposal of property	$-	$-	$(2,084)
Arbitrations and legal proceedings in Peru, net	(3,374)	(13,305)	(2,962)
Income, net from changes in fair value of earn-out considerations and Holdback Amount (see Note 17)	(5,828)	(1,803)	(361)
Income from legal proceedings in the Philippines, net	-	-	(5,357)
Mergers and acquisitions related expenses	4,620	3,684	1,550
Indirect tax related expenses	-	3,349	-
Other, net	1,376	1,324	443
	$(3,206)	$(6,751)	$(8,771)

b.          Financial income (expenses), net are comprised of the following:

	Year ended December 31,
	2025	2024	2023
Income:
Interest on cash equivalents, short-term deposits and restricted cash	$3,692	$4,350	$3,710
Exchange rate differences, net	172	-	-
Other	63	117	46
	3,927	4,467	3,756
Expenses:
Interest expenses and associated costs	*) (6,521)	(501)	(232)
Exchange rate differences, net	-	(839)	(35)
Bank charges including guarantees	(1,605)	(1,578)	(1,581)
Revaluation of investment in a convertible debt	-	-	(1,401)
Other	(327)	(45)	(398)
	(8,453)	(2,963)	(3,647)
Total financial income (expenses), net	$(4,526)	$1,504	$109

*) Includes $1,684 transaction costs associated with the credit facility detailed in Note 19.

c.        Earnings per share:

The following table sets forth the computation of basic and diluted earnings per share:

1.	Numerator:

	Year ended December 31,
	2025	2024	2023

Net income available to holders of Ordinary shares	$20,723	$24,849	$23,504

2.	Denominator:

	Year ended December 31,
	2025	2024	2023

Weighted average number of shares	59,428,823	57,016,920	56,668,999
Add - stock options	973,342	-	3,538

Denominator for diluted earnings per share - adjusted weighted average shares assuming exercise of stock options	60,402,165	57,016,920	56,672,537

The total number of potential shares related to the outstanding options excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive, were 0, 5,215,625 and 5,676,237 for the years ended December 31, 2025, 2024 and 2023, respectively. In addition, the potential Ordinary shares related to DPI’s acquisition (see Note 17), were also excluded from the calculations of diluted earnings per share, as they would have been anti-dilutive.